Consolidated Statement of Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Stock Warrants	Additional Paid-in Capital	Stock Payable	Deferred Stock Compensation	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ 1,668,202	$ 0	$ 14,817	$ 18,148,049	$ 8,875,155	$ 0	$ (270,462)	$ (25,099,357)
Beginning balance, shares at Dec. 31, 2013		65	14,817,496
Issuance of stock options: to employees	272,804				272,804
Issuance of stock options: to consultants	0				16,935		(16,935)
Issuance of common stock: for services	41,667		$ 167		26,812	14,688
Issuance of common stock: for services, shares			167,065
Issuance of common stock: for cash	8,795,032		$ 8,333		8,408,699	378,000
Issuance of common stock: for cash shares			8,333,333
Issuance of common stock: for warrant exercise	$ 0		$ 446	(694,133)	693,687
Issuance of common stock: for warrant exercise, shares	0		445,765
Issue warrants for equity raise	$ 0			1,110,211	(1,110,211)
Issue stock rights to officers	570,375					570,375
Reclassify expired and redeemed warrants	0			(16,410,832)	16,410,832
Expense consulting services	287,397						287,397
Redeem shares for cash	(6,000,000)	$ 0	$ (896)		(5,999,104)
Redeem shares for cash, shares		(65)	(896,340)
Net loss for the year	(1,025,393)							(1,025,393)
Ending balance at Dec. 31, 2014	4,610,084	$ 0	$ 22,867	2,153,295	27,595,609	963,083	0	(26,124,750)
Ending balance, shares at Dec. 31, 2014		0	22,867,319
Issuance of stock options: to employees	253,358				253,358
Issuance of common stock: for services	60,125		$ 153		172,310	(14,688)	(97,650)
Issuance of common stock: for services, shares			152,500
Issuance of common stock: for cash	$ 4,346,446		$ 6,011	176,213	4,164,222
Issuance of common stock: for cash shares			6,011,106
Issuance of common stock: for warrant exercise, shares	0
Issue stock rights to officers	$ 183,773					183,773
Expense consulting services	83,850						83,850
Net loss for the year	(595,140)							(595,140)
Ending balance at Dec. 31, 2015	8,942,496	$ 0	$ 29,031	$ 2,329,508	$ 32,185,499	$ 1,132,168	$ (13,800)	$ (26,719,890)
Ending balance, shares at Dec. 31, 2015		0	29,030,925
Net loss for the year	(351,916)
Ending balance at Mar. 31, 2016	$ 8,546,549